Leases (Tables)	6 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Schedule of quantitative information about right-of-use assets
The table below provides a rollforward of the Company's right-of-use assets as of June 30, 2023 and 2022, respectively.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2023	9,311	134	9,445
Additions	4,818	—	4,818
Exchange difference	332	—	332
June 30, 2023	14,461	134	14,595

Accumulated depreciation
January 1, 2023	(2,642)	(83)	(2,725)
Depreciation charge	(830)	(16)	(846)
Exchange difference	(53)	—	(53)
June 30, 2023	(3,525)	(99)	(3,624)

Net book amount as of June 30, 2023	10,936	35	10,971

Cost
January 1, 2022	9,005	134	9,139
Exchange difference	(523)	—	(523)
June 30, 2022	8,482	134	8,616

Accumulated depreciation
January 1, 2022	(1,925)	(50)	(1,975)
Depreciation charge	(589)	(17)	(606)
Exchange difference	59	—	59
June 30, 2022	(2,455)	(67)	(2,522)

Net book amount as of June 30, 2022	6,027	67	6,094

Schedule of quantitative information about lease liabilities
Depreciation of right-of-use assets have been charged to the following categories in the unaudited condensed consolidated interim statement of operations. Depreciation expense for S&M expenses was not material for any of the periods presented.

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2023	2022	2023	2022
R&D expenses	392	238	723	483
G&A expenses	61	61	123	123
	453	299	846	606
The table below provides a rollforward of the Company's lease liabilities as of June 30, 2023 and 2022, respectively.

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2023	7,607	54	7,661
Additions	4,818	—	4,818
Cash outflow (including interest)	(695)	(19)	(714)
Interest	256	1	257
Exchange difference	370	2	372
June 30, 2023	12,356	38	12,394

January 1, 2022	7,898	125	8,023
Cash outflow (including interest)	(593)	(18)	(611)
Interest	100	1	101
Exchange difference	(575)	(39)	(614)
June 30, 2022	6,830	69	6,899

June 30, 2023
Lease liabilities (short-term)	1,606	26	1,632
Lease liabilities (long-term)	10,750	12	10,762
Total lease liabilities	12,356	38	12,394

June 30, 2022
Lease liabilities (short-term)	875	34	909
Lease liabilities (long-term)	5,955	35	5,990
Total lease liabilities	6,830	69	6,899